Share-Based Compensation (Schedule Of Weighted Average Remaining Life Of Options Outstanding Within Stated Exercise Prices) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	1,236,075
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 51.48
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 8 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	792,444
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 50.05
Exercise Price Range Per Share From 26.82 to $45.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	207,728
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 38.74
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	1 year 6 months
Exercise Price Range Per Share, Options Exercisable, Number of Options	205,871
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 38.71
Exercise Price Range Per Share, Minimum	$ 26.82
Exercise Price Range Per Share, Maximum	$ 45.58
Exercise Price Range Per Share From 45.59 to $48.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	202,608
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 46.85
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	2 years 4 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	188,217
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 46.85
Exercise Price Range Per Share, Minimum	$ 45.59
Exercise Price Range Per Share, Maximum	$ 48.35
Exercise Price Range Per Share From 48.36 to $51.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	188,368
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 50.13
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	6 years
Exercise Price Range Per Share, Options Exercisable, Number of Options	81,276
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 49.08
Exercise Price Range Per Share, Minimum	$ 48.36
Exercise Price Range Per Share, Maximum	$ 51.69
Exercise Price Range Per Share From 51.70 to $55.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	212,953
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 53.22
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	8 years 2 months 12 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	51,946
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 54.43
Exercise Price Range Per Share, Minimum	$ 51.70
Exercise Price Range Per Share, Maximum	$ 55.42
Exercise Price Range Per Share From 55.43 to $58.34 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	209,705
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 56.97
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	4 years 10 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	130,710
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 57.28
Exercise Price Range Per Share, Minimum	$ 55.43
Exercise Price Range Per Share, Maximum	$ 58.34
Exercise Price Range Per Share From 58.35 to $111.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range Per Share, Options Outstanding, Number of Options	214,713
Exercise Price Range Per Share, Options Outstanding, Weighted Average Exercise Price	$ 62.30
Exercise Price Range Per Share, Options Outstanding, Weighted Average Remaining Life	5 years 4 months 24 days
Exercise Price Range Per Share, Options Exercisable, Number of Options	134,424
Exercise Price Range Per Share, Options Exercisable, Weighted Average Exercise Price	$ 63.74
Exercise Price Range Per Share, Minimum	$ 58.35
Exercise Price Range Per Share, Maximum	$ 111.71